Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 612	$ 641	$ 1,103
Accounts receivable, net	9,581	10,504	12,287
Due from related party	182	188	202
Inventory, net	1,487	1,533	811
Deferred costs	3,984	3,809	3,955
Deferred tax assets	47	49	48
Prepaid expenses and other current assets	263	188	302
Total current assets	16,156	16,912	18,708
Property and equipment, net	141	136	179
Other assets, net	156	165	205
Deferred costs, net of current portion	1,682	1,807	2,124
Goodwill	8,315	8,395	8,571
Intangible assets, net	3,391	3,907	6,023
Total assets	29,841	31,322	35,810
Current liabilities
Accounts payable	9,285	9,774	11,080
Accrued expenses and other current liabilities	3,095	2,976	2,895
Lines of credit	3,701	3,883	3,430
Current portion of debt	1,252	1,474	1,800
Due to related parties	166	77	1
Accrued earn out consideration	308	319	1,186
Warrant liability	552	803
Unearned revenue	7,614	7,481	7,409
Total current liabilities	25,973	26,787	27,801
Long term liabilities
Unearned revenue, net of current portion	2,337	2,481	2,883
Debt, net of current portion and discount	1,829	1,961	2,922
Accrued earn out consideration, net of current portion	144	149	159
Deferred tax liabilities	718	740	1,078
Other long term liabilities	73	77	80
Total liabilities	31,074	32,195	34,923
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Cumulative Convertible Preferred stock, Value	12,276	12,193	7,370
Common stock,Value	13	13	9
Additional paid-in capital	17,219	17,231	16,132
Treasury stock, 153,883 shares of common stock	(205)	(205)	(205)
Accumulated deficit	(29,918)	(29,475)	(21,674)
Unearned ESOP shares	(593)	(629)	(767)
Accumulated other comprehensive income	(25)	(1)	22
Total stockholders' deficit	(1,233)	(873)	887
Total liabilities and stockholders' equity	$ 29,841	$ 31,322	$ 35,810